RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Due to related party	$ 15,806	$ 2,156
Description of loan terms	The loans are unsecured, payable on demand, and carry no interest.
Commission on net sales price	15.00%